Pioneer CAT Bond Fund
Schedule of Investments  |  January 31, 2024

A: ACBAX	K: ACBKX	Y: CBYYX

Schedule of Investments  |  1/31/24
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 99.6% of Net Assets#
	Event Linked Bonds — 95.6%
	Earthquakes – California — 5.2%
1,000,000(a)	Sutter Re, 12.082%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,003,500
2,000,000(a)	Sutter Re, 15.082%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	2,000,000
2,100,000(a)	Torrey Pines Re, 10.332%, (3 Month U.S. Treasury Bill + 500 bps), 6/5/26 (144A)	2,113,230
1,250,000(a)	Ursa Re, 9.25%, (3 Month U.S. Treasury Bill + 925 bps), 12/7/26 (144A)	1,236,500
1,750,000(a)	Ursa Re, 10.832%, (3 Month U.S. Treasury Bill + 550 bps), 12/7/26 (144A)	1,760,500
		$8,113,730

	Earthquakes – Chile — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 10.111%, (SOFR + 479 bps), 3/31/26 (144A)	$ 255,475
	Earthquakes - Japan — 0.2%
250,000(a)	Nakama Re, 7.831%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	$ 246,175
	Earthquakes – Mexico — 0.6%
1,000,000(a)	International Bank for Reconstruction & Development, 9.061%, (3 Month Term SOFR + 368 bps), 3/13/24 (144A)	$ 999,000
	Earthquakes – U.S. — 3.4%
250,000(a)	Merna Re II, 9.322%, (3 Month U.S. Treasury Bill + 399 bps), 4/5/24 (144A)	$ 249,750
500,000(a)	Torrey Pines Re, 9.509%, (3 Month U.S. Treasury Bill + 418 bps), 6/7/24 (144A)	495,850
1,000,000(a)	Ursa Re, 10.832%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,012,200
1,500,000(a)	Ursa Re II, 10.332%, (3 Month U.S. Treasury Bill + 500 bps), 6/16/25 (144A)	1,506,000
2,000,000(b)(c)	Veraison Re, 0.50%, (1 Month U.S. Treasury Bill + 50 bps), 3/8/27 (144A)	2,000,000
		$5,263,800

	Earthquakes – U.S. & Canada — 1.3%
2,000,000(a)	Acorn Re, 7.832%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 1,973,400
1Pioneer CAT Bond Fund | 1/31/24

Principal Amount USD ($)		Value
	Flood – U.S. — 0.8%
1,000,000(a)	FloodSmart Re, 21.582%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	$ 1,003,200
250,000(a)	FloodSmart Re, 26.832%, (1 Month U.S. Treasury Bill + 2,150 bps), 3/11/26 (144A)	250,900
		$1,254,100

	Health – U.S. — 1.3%
500,000(a)	Vitality Re XIII, 7.332%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 491,600
1,000,000(a)	Vitality Re XV, 7.832%, (3 Month U.S. Treasury Bill + 250 bps), 1/7/28 (144A)	999,996
500,000(a)	Vitality Re XV, 8.832%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/28 (144A)	499,997
		$1,991,593

	Multiperil – Florida — 0.7%
1,000,000(a)	Sanders Re, 11.789%, (3 Month U.S. Treasury Bill + 646 bps), 6/5/26 (144A)	$ 1,036,000
	Multiperil – U.S. — 31.5%
250,000(a)	Aquila Re, 10.582%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	$ 252,900
400,000(a)	Aquila Re, 12.832%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	410,800
1,400,000(a)	Aquila Re, 14.579%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	1,449,420
750,000(a)	Baldwin Re, 9.832%, (3 Month U.S. Treasury Bill + 450 bps), 7/7/27 (144A)	744,750
750,000(a)	Bonanza Re, 10.202%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	749,250
500,000(a)	Caelus Re VI, 10.432%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/24 (144A)	499,500
5,250,000(a)	Foundation Re, 11.582%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	5,233,200
1,000,000(a)	Four Lakes Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	1,015,000
250,000(a)	Four Lakes Re, 11.832%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	257,050
2,250,000(a)	Four Lakes Re, 14.832%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	2,240,325
1,500,000(a)	High Point Re, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	1,494,600
3,850,000(a)	Hypatia Re, 14.829%, (3 Month U.S. Treasury Bill + 950 bps), 4/8/26 (144A)	4,073,300
Pioneer CAT Bond Fund | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,150,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	$ 1,159,315
3,000,000(a)	Long Point Re IV, 9.579%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,985,000
7,500,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	7,515,000
350,000(a)	Merna Re II, 13.082%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	356,440
4,000,000(a)	Mystic Re, 17.332%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	3,997,200
500,000(a)	Residential Re, 5.332%, (3 Month U.S. Treasury Bill + 0 bps), 12/6/24 (144A)	441,300
500,000(a)	Residential Re, 10.612%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	475,300
500,000(a)	Residential Re, 11.342%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	492,000
3,250,000(a)	Sanders Re, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	3,249,900
250,000(a)	Sanders Re II, 8.382%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	244,750
1,500,000(a)	Sanders Re III, 8.942%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	1,449,000
700,000(a)	Sanders Re III, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	705,250
1,550,000(a)	Solomon Re, 10.579%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	1,594,020
3,900,000(a)	Stabilitas Re, 13.832%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	4,030,650
250,000(a)	Sussex Re, 13.712%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	246,525
1,650,000(a)	Topanga Re, 8.639%, (3 Month U.S. Treasury Bill + 331 bps), 1/8/26 (144A)	1,528,395
		$48,890,140

	Multiperil – U.S. & Canada — 10.2%
1,200,000(a)	Galileo Re, 12.332%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 1,218,120
3,050,000(a)	Galileo Re, 12.332%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	3,097,580
1,625,000(a)	Kilimanjaro III Re, 17.689%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	1,607,288
3,000,000(a)	Kilimanjaro III Re, 17.692%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	2,922,900
3Pioneer CAT Bond Fund | 1/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
750,000(a)	Mona Lisa Re, 12.332%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 747,225
2,250,000(a)	Montoya Re, 16.832%, (1 Month U.S. Treasury Bill + 1,150 bps), 4/7/27 (144A)	2,252,700
350,000(a)	Mystic Re IV, 11.462%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	346,500
250,000(a)	Mystic Re IV, 16.932%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	244,350
1,000,000(a)	Northshore Re II, 13.332%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	1,041,500
1,000,000(a)	Titania Re, 17.582%, (1 Month U.S. Treasury Bill + 1,225 bps), 2/27/26 (144A)	1,085,500
1,250,000(a)	Vista Re, 12.079%, (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	1,261,250
		$15,824,913

	Multiperil – Worldwide — 5.2%
2,150,000(a)	Atlas Capital, 12.607%, (SOFR + 725 bps), 6/5/26 (144A)	$ 2,185,475
250,000(a)	Atlas Capital Re, 13.62%, (3 Month U.S. Treasury Bill + 829 bps), 6/10/24 (144A)	251,500
2,000,000(a)	Cat Re 2001, 17.832%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	2,058,600
3,500,000(a)	Montoya Re, 12.439%, (1 Month U.S. Treasury Bill + 711 bps), 4/7/25 (144A)	3,549,000
		$8,044,575

	Windstorm – Europe — 1.4%
EUR2,000,000(a)	Blue Sky Re, 9.643%, (3 Month EURIBOR + 575 bps), 1/26/27 (144A)	$ 2,173,072
	Windstorm – Florida — 0.4%
600,000(a)	First Coast Re, 9.00%, (3 Month U.S. Treasury Bill + 900 bps), 4/7/26 (144A)	$ 606,900
	Windstorm – Florida & Louisana — 2.1%
3,250,000(a)	Nature Coast Re, 10.00%, (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/26 (144A)	$ 3,231,150
	Windstorm – Japan — 2.4%
1,300,000(a)	Black Kite Re, 12.181%, (3 Month U.S. Treasury Bill + 685 bps), 6/9/25 (144A)	$ 1,307,800
Pioneer CAT Bond Fund | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Japan — (continued)
1,000,000(a)	Sakura Re, 7.632%, (3 Month U.S. Treasury Bill + 230 bps), 4/7/25 (144A)	$ 978,800
1,500,000(a)	Tomoni Re, 8.082%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,450,500
		$3,737,100

	Windstorm - New York — 0.6%
1,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 1,007,000
	Windstorm – North Carolina — 2.3%
500,000(a)	Blue Ridge Re, 13.329%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 499,550
1,750,000(a)	Cape Lookout Re, 9.029%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	1,748,250
1,250,000(a)	Cape Lookout Re, 11.832%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,272,750
		$3,520,550

	Windstorm – Texas — 3.9%
550,000(a)	Alamo Re, 12.512%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 556,050
500,000(a)	Alamo Re, 12.819%, (1 Month U.S. Treasury Bill + 749 bps), 6/7/25 (144A)	494,650
5,000,000(a)	Alamo Re, 13.832%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	5,060,000
		$6,110,700

	Windstorm – U.S. — 17.1%
750,000(a)	Bonanza Re, 11.112%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	$ 705,750
2,450,000(a)	Citrus Re, 12.082%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	2,516,150
750,000(a)	Citrus Re, 14.332%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	767,025
5,250,000(a)	Gateway Re, 15.332%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	5,459,475
500,000(a)	Gateway Re, 18.332%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	541,250
250,000(a)	Gateway Re II, 14.832%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	258,675
2,250,000(a)	Lower Ferry Re, 9.582%, (1 Month U.S. Treasury Bill + 425 bps), 7/8/26 (144A)	2,279,250
1,750,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/26 (144A)	1,786,750
5Pioneer CAT Bond Fund | 1/31/24

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
700,000(a)	Merna Re, 15.582%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	$ 752,570
3,625,000(a)	Merna Re II, 12.859%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	3,730,487
1,500,000(a)	Purple Re, 15.329%, (1 Month U.S. Treasury Bill + 1,000 bps), 6/5/26 (144A)	1,532,250
4,250,000(a)	Purple Re, 17.582%, (1 Month U.S. Treasury Bill + 1,225 bps), 4/24/26 (144A)	4,377,500
1,800,000(a)	Queen Street Re, 12.829%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,869,300
		$26,576,432

	Windstorm – U.S. & Canada — 1.9%
2,750,000(a)	Titania Re, 18.082%, (1 Month U.S. Treasury Bill + 1,275 bps), 2/27/26 (144A)	$ 2,942,500
	Winterstorm – Florida — 2.9%
3,200,000(a)	Integrity Re, 17.332%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 3,305,600
1,150,000(a)	Lightning Re, 16.332%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,210,260
		$4,515,860

	Total Event Linked Bonds	$148,314,165

Face Amount USD ($)
Collateralized Reinsurance — 4.0%
Multiperil – Worldwide — 3.9%
6,000,000(d)+	Roseacre Re, 12/31/29	$ 6,000,000
Windstorm – Florida — 0.1%
2,250,000(d)(e)+	Isosceles Re, 5/31/29	$ 237,150
Windstorm – North Carolina — 0.0%†
250,000(d)(e)+	Isosceles Re, 4/30/29	$ 212
Pioneer CAT Bond Fund | 1/31/246

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. — 0.0%†
250,000(d)(e)+	White Heron Re, 5/31/29	$ 6,507
	Total Collateralized Reinsurance	$6,243,869

	Total Insurance-Linked Securities (Cost $152,409,862)	$154,558,034

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $152,409,862)	$154,558,034
	OTHER ASSETS AND LIABILITIES — 0.4%	$572,619
	net assets — 100.0%	$155,130,653

bps	Basis Points.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $148,314,165, or 95.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2024.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Issued as participation notes.
(e)	Non-income producing security.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	1/10/2024	$1,976,621	$1,973,400
Alamo Re	2/8/2023	545,164	556,050
Alamo Re	4/12/2023	5,111,114	5,060,000
Alamo Re	9/25/2023	502,618	494,650
Aquila Re	5/10/2023	400,000	410,800
Aquila Re	5/10/2023	250,000	252,900
Aquila Re	5/10/2023	1,400,000	1,449,420
Atlas Capital	5/17/2023	2,150,000	2,185,475
Atlas Capital Re	1/31/2023	246,565	251,500
Baldwin Re	6/21/2023	750,000	744,750
7Pioneer CAT Bond Fund | 1/31/24

Restricted Securities	Acquisition date	Cost	Value
Black Kite Re	6/6/2023	$1,294,883	$1,307,800
Blue Ridge Re	11/14/2023	500,000	499,550
Blue Sky Re	12/11/2023	2,152,900	2,173,072
Bonanza Re	1/27/2023	658,476	705,750
Bonanza Re	2/17/2023	743,062	749,250
Caelus Re VI	1/30/2023	494,021	499,500
Cape Lookout Re	4/14/2023	1,257,007	1,272,750
Cape Lookout Re	6/1/2023	1,741,052	1,748,250
Cat Re 2001	11/14/2023	2,000,000	2,058,600
Citrus Re	4/27/2023	750,000	767,025
Citrus Re	4/27/2023	2,490,447	2,516,150
First Coast Re	3/24/2023	600,000	606,900
FloodSmart Re	2/23/2023	1,000,000	1,003,200
FloodSmart Re	2/23/2023	250,000	250,900
Foundation Re	12/19/2023	5,250,000	5,233,200
Four Lakes Re	3/3/2023	250,000	257,050
Four Lakes Re	12/8/2023	1,008,000	1,015,000
Four Lakes Re	12/8/2023	2,250,000	2,240,325
Galileo Re	12/4/2023	3,050,000	3,097,580
Galileo Re	12/4/2023	1,200,000	1,218,120
Gateway Re	2/3/2023	500,000	541,250
Gateway Re	7/14/2023	5,372,085	5,459,475
Gateway Re II	4/13/2023	250,000	258,675
High Point Re	12/1/2023	1,500,000	1,494,600
Hypatia Re	3/27/2023	4,006,350	4,073,300
Integrity Re	3/23/2023	3,276,674	3,305,600
International Bank for Reconstruction & Development	3/17/2023	250,000	255,475
International Bank for Reconstruction & Development	1/10/2024	1,000,683	999,000
Isosceles Re	8/7/2023	—	212
Isosceles Re	9/7/2023	3,945	237,150
Kilimanjaro III Re	1/8/2024	1,609,364	1,607,288
Kilimanjaro III Re	1/12/2024	2,926,125	2,922,900
Lightning Re	3/20/2023	1,150,000	1,210,260
Locke Tavern Re	3/23/2023	1,150,000	1,159,315
Long Point Re IV	2/23/2023	2,962,062	2,985,000
Lower Ferry Re	6/23/2023	2,250,000	2,279,250
Matterhorn Re	1/26/2024	7,522,469	7,515,000
Mayflower Re	6/26/2023	1,750,000	1,786,750
Merna Re	4/5/2023	700,000	752,570
Merna Re II	2/17/2023	250,000	249,750
Merna Re II	4/5/2023	350,000	356,440
Merna Re II	1/12/2024	3,713,173	3,730,487
MetroCat Re	5/12/2023	1,000,000	1,007,000
Mona Lisa Re	1/27/2023	702,643	747,225
Montoya Re	2/28/2023	3,503,044	3,549,000
Montoya Re	12/28/2023	2,250,000	2,252,700
Mystic Re	12/12/2023	4,000,000	3,997,200
Pioneer CAT Bond Fund | 1/31/248

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Mystic Re IV	1/31/2023	$220,503	$244,350
Mystic Re IV	9/19/2023	340,435	346,500
Nakama Re	4/14/2023	250,000	246,175
Nature Coast Re	11/16/2023	3,270,573	3,231,150
Northshore Re II	10/5/2023	1,021,315	1,041,500
Purple Re	4/6/2023	4,329,410	4,377,500
Purple Re	6/27/2023	1,500,000	1,532,250
Queen Street Re	5/12/2023	1,800,000	1,869,300
Residential Re	1/30/2023	492,925	492,000
Residential Re	9/19/2023	485,514	475,300
Residential Re	11/7/2023	444,344	441,300
Roseacre Re	1/11/2024	5,637,750	6,000,000
Sakura Re	5/24/2023	987,542	978,800
Sanders Re	5/24/2023	1,000,000	1,036,000
Sanders Re	1/16/2024	3,250,000	3,249,900
Sanders Re II	1/30/2023	239,966	244,750
Sanders Re III	2/14/2023	1,427,290	1,449,000
Sanders Re III	3/24/2023	700,000	705,250
Solomon Re	6/12/2023	1,550,000	1,594,020
Stabilitas Re	6/7/2023	3,918,829	4,030,650
Sussex Re	1/27/2023	236,802	246,525
Sutter Re	6/6/2023	1,000,000	1,003,500
Sutter Re	6/6/2023	2,000,000	2,000,000
Titania Re	2/16/2023	1,000,000	1,085,500
Titania Re	2/16/2023	2,750,000	2,942,500
Tomoni Re	5/31/2023	1,483,057	1,450,500
Topanga Re	10/5/2023	1,508,901	1,528,395
Torrey Pines Re	5/18/2023	2,100,000	2,113,230
Torrey Pines Re	9/19/2023	493,082	495,850
Ursa Re	10/10/2023	1,250,000	1,236,500
Ursa Re	12/22/2023	1,001,907	1,012,200
Ursa Re	1/8/2024	1,760,311	1,760,500
Ursa Re II	1/10/2024	1,501,444	1,506,000
Veraison Re	1/30/2024	2,000,000	2,000,000
Vista Re	1/30/2023	1,253,183	1,261,250
Vitality Re XIII	3/6/2023	484,232	491,600
Vitality Re XV	1/22/2024	1,000,000	999,996
Vitality Re XV	1/22/2024	500,000	499,997
White Heron Re	8/30/2023	—	6,507
Total Restricted Securities			$154,558,034
% of Net assets			99.6%
9Pioneer CAT Bond Fund | 1/31/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	2,199,296	EUR	2,000,000	Goldman Sachs & Co.	3/27/24	$32,731
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$32,731
USD	United States Dollar
EUR	Euro
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	$—	$—	$6,000,000	$6,000,000
Windstorm – Florida	—	—	237,150	237,150
Windstorm – North Carolina	—	—	212	212
Windstorm – U.S.	—	—	6,507	6,507
All Other Insurance-Linked Securities	—	148,314,165	—	148,314,165
Total Investments in Securities	$—	$148,314,165	$6,243,869	$154,558,034
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$32,731	$—	$32,731
Total Other Financial Instruments	$—	$32,731	$—	$32,731
Pioneer CAT Bond Fund | 1/31/2410

Schedule of Investments  |  1/31/24
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance-Linked Securities
Balance as of 10/31/23	$2,742,800
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	339,851
Return of capital	(2,476,532)
Purchases	5,637,750
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 1/31/24	$6,243,869
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2024, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2024:	$339,851
11Pioneer CAT Bond Fund | 1/31/24